Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and Other Current Assets
Prepayments	¥ 1,672,528	$ 239,168	¥ 1,357,173
Taxes receivables	3,024,945	432,561	699,033
Interest receivables	191,568	27,394	205,041
Rental and other deposits	1,150,725	164,551	552,878
Others	1,486,776	212,606	1,599,341
Total	¥ 7,526,542	$ 1,076,280	¥ 4,413,466